Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Brighthouse Separate Account Eleven for Variable Annuities File No. 811-21262

Commissioners:

The Annual Reports for the period ended December 31, 2025 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account Eleven for

Variable Annuities of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the

Investment Company Act of 1940 and are listed as follows:

The Annual Report for the AB VPS Sustainable Global Thematic Portfolio of AB Variable Products

Series Fund, Inc. is incorporated by reference as filed on Form N-CSR,  CIK No. 0000825316, File No.

811-05398.

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable Insurance

Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-

07452.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No.  811-03857.

The Annual Report for BNY Mellon Sustainable U.S. Equity Portfolio, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No.  811-07044.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Nomura VIP Small Cap Value Series of Delaware VIP® Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Report for the DWS Small Mid Cap Value VIP of Deutsche DWS Variable Series II is

incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust are

incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Report for the Growth Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is

incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Report for the Victory Pioneer Mid Cap Value VCT Portfolio of Victory Variable Insurance

Funds II is incorporated by reference as filed on  Form N-CSR, CIK No.0002042317, File No. 811-

024018.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

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